Condensed Statement of Convertible Preferred Stock (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Series B Convertible Preferred Stock
Issuance of convertible preferred stock for cash, issuance costs	$ 266	$ 812